1933 Act/Rule 497(j)




                                            January 6, 1999



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     RE: Phoenix Equity Series Fund
         Registration No. 333-29043

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on December 30, 1998.


                                           Very truly yours,

                                           /s/ Thomas N. Steenburg
                                           Thomas N. Steenburg, Counsel
                                           Phoenix Investment Partners, Ltd.